Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 10 — ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	December 31, 2025	December 31, 2024
Accrued expenses	$514,169	$201,455
Customer deposit	-	6,349
Withholding tax payable	1,889	4,361
Independent director fee payable	-	20,000
Compensation payable	105,446	100,802
Other payables	90,388	167,762
	$711,892	$500,729

Compensation payable represents a claim relating to an employee of the subsidiary.